Derivative financial assets/(liabilities) (Tables)	12 Months Ended
Dec. 31, 2022
Text block [abstract]
Summary of Derivative Financial Instruments

			2022	2021
	Note		RMB million	RMB million
Derivative financial assets:
Interest rate swaps	(i	)
- Non-current			27	—
- Current			2	—
Derivative financial liabilities:
Interest rate swaps	(i	)
- Non-current			—	(20)
Derivative component of convertible bonds
- Current	(ii	)	(1,708)	(1,222)
Notes:

(i)
In 2015, the Group entered into interest rate swaps to mitigate its cash flow interest rate risk. The interest rate swaps allow the Group to pay at fixed rate from 1.64% to 1.72% per annum to receive LIBOR. The notional principal of the outstanding interest rate swap contracts as at December 31, 2022 amounted to USD123 million (December 31, 2021: USD190 million).

(ii)
In October 2020, the Group issued a total of 160,000,000 A share convertible bonds with par value of RMB100 each at par. The convertible bonds have a term of six years from the date of the issuance and the convertible bonds bear interest at the annual rate of 0.2% in the first year, 0.4% in the second year, 0.6% in the third year, 0.8% in the fourth year, 1.5% in the fifth year and 2.0% in the sixth year. Interest is paid once a year. Conversion rights are exercisable from April 21, 2021 to October 14, 2026 at an initial conversion price of RMB6.24 per share, subject to clauses of adjustment and downward revision of conversion price, redemption and sell-back. Convertible bonds, which conversion rights have not been exercised in five transaction days after maturity, will be redeemed at 106.5% of par value (including the interest for the sixth year).

Any excess of proceeds over the fair value amount initially recognized as the derivative component is recognized as the host liability component. Transaction costs related to the issuance of the convertible bonds are allocated to the host liability and are recognized initially as part of the liability. The derivative component is subsequently remeasured at fair value while the host liability component is subsequently carried at amortized cost using the effective interest method.
For the year ended December
31
,
2022
,

1,920
convertible bonds were converted to A shares (for the year ended December
31
,
2021
,
101,034,070
convertible bonds were converted to A
 shares) at the conversion price from RMB6.17 per share to RMB6.24 per share. As at December 31, 2022, the carrying amount of liability component of the remaining
58,964,010
A share convertible bonds was RMB
5,250
 million (
December 31, 2021
:
58,965,930
A share convertible bonds with a carrying amount of RMB
4,992
million) (Note
36
(a)), and the fair value of the derivative component of
 the
remaining
58,964,010
A share convertible bonds was RMB
1,708
 million (
December 31, 2021
:
58,965,930
A share convertible bonds with fair value of RMB
1,222
million). For the year ended December
31
,
2022
, the loss on the changes in fair value of the derivative component amounted to RMB
486
million was recognized (
December 31, 2021
: loss on the changes in fair value amounted to RMB
269
million) (Note
28)
.